Document and Entity Information	Dec. 27, 2019
Cover [Abstract]
Entity Registrant Name	NUVASIVE INC
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0001142596
Document Type	8-K
Document Period End Date	Dec. 27, 2019
Entity Incorporation State Country Code	DE
Entity File Number	000-50744
Entity Tax Identification Number	33-0768598
Entity Address, Address Line One	7475 Lusk Boulevard
Entity Address, City or Town	San Diego
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	909-1800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	NUVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false